Note 14 - Warrants - Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance (in shares)	1,591,250	417,550
Balance, exercise price (in dollars per share)	$ 2.47	$ 2.66
Warrants granted (in shares)	700,000	1,175,000
Warrants granted, exercise price (in dollars per share)	$ 2.55	$ 2.4
Warrants expired (in shares)	0	(1,300)
Warrants expired, exercise price (in dollars per share)	$ 0	$ (3)
Balance (in shares)	2,291,250	1,591,250
Balance, exercise price (in dollars per share)	$ 2.5	$ 2.47
Exercisable, December 31, 2023 (in shares)	2,291,250
Exercisable, exercise price (in dollars per share)	$ 2.5